Projects Under Construction as of November 7, 2019

Project Name	City	State	Units	Union Const Hrs	HIT Commitment	TDC
Paul G. Stewart Apartments III	Chicago	IL	180	288,030	$16,296,000	$31,426,808
Cherry Street Lofts Phase I	Bridgeport	CT	157	471,410	$35,000,000	$54,382,955
West Town Housing Preservation	Chicago	IL	318	1,088,890	$60,404,300	$121,182,660
The Fountains of Ellisville	Ellisville	MO	229	174,840	$17,517,500	$18,213,929
1500 Nicollet	Minneapolis	MN	183	539,150	$34,120,000	$61,736,138
Covenant Place II	St. Louis	MO	102	234,920	$6,687,100	$24,471,938
Lathrop Homes Phase 1A	Chicago	IL	414	1,580,250	$22,000,000	$175,865,785
Union Flats	St. Paul	MN	217	615,780	$30,630,000	$68,476,863
Zvago Cooperative at St. Anthony Park	St. Paul	MN	49	165,220	$14,577,500	$18,185,346
30 East Adams Apartments	Chicago	IL	176	447,080	$44,685,300	$49,755,134
Green on Fourth Apartments	Minneapolis	MN	243	505,110	$42,654,700	$56,169,929
Pioneer Apartments	St. Paul	MN	143	403,670	$14,475,000	$48,739,737
Zvago Cooperative at Central Village	Apple Valley	MN	58	163,970	$15,815,400	$19,680,017
Elevate at Southwest Station	Eden Prairie	MN	222	541,000	$49,500,000	$63,510,988
The Chamberlain	Richfield	MN	316	420,570	$48,277,000	$62,509,690
Montclare Senior Residences of Calumet Heights	Chicago	IL	134	464,000	$9,200,000	$32,721,472
Church & State (Project 29)	Cleveland	OH	158	459,220	$39,000,000	$54,834,231
Riverdale Station West	Coon Rapids	MN	71	138,730	$6,925,000	$17,489,676
Riverdale Station East	Coon Rapids	MN	180	325,650	$28,350,000	$38,273,494
1490 Southern Boulevard	Bronx	NY	115	456,530	$35,000,000	$59,120,711
Montclare Senior Residences of Englewood	Chicago	IL	102	352,240	$2,300,000	$25,397,680
Mark Twain Apartments	Chicago	IL	148	185,700	$27,278,700	$39,905,499
Ya Po Ah Terrace Condo B	Eugene	OR	112	177,980	$7,879,300	$32,226,372
Ya Po Ah Terrace Condo A	Eugene	OR	109	136,270	$7,405,000	$29,179,063
Lake Street Apartments	Minneapolis	MN	111	221,440	$11,890,000	$27,554,885
Betances V Senior Housing	Bronx	NY	152	633,290	$52,000,000	$98,000,000
95 Saint Apartments (Longwood II Apartments)	Boston	MA	115	478,300	$51,940,400	$66,685,759
Bassett Creek Apartments	Minneapolis	MN	139	344,690	$33,609,500	$37,616,980
Zvago Cooperative at Lake Superior	Duluth	MN	51	176,940	$14,033,700	$18,436,578
The Block at 803 Waimanu	Honolulu	HI	153	375,700	$17,137,500	$54,228,601
Old Colony Phase 3A	Boston	MA	135	511,510	$43,590,000	$64,040,972
COTE Village	Mattapan	MA	76	415,960	$17,026,000	$49,049,428
Parker Station Flats	Robbinsdale	MN	198	508,780	$41,393,900	$53,082,171
HIT-Financed Projects	33		5,266	14,002,820	$898,598,800	$1,672,151,489

Building America CDE	City	State	Sq. Ft.	Union Const Hrs	NMTC Allocation	TDC
Northland Central	Buffalo	NY	239,500	1,020,500	$9,000,000	$110,590,381
Joseph P. Addabbo Family Health Center	Queens	NY	44,500	216,970	$8,000,000	$23,420,528
Providence Public Library	Providence	RI	83,000	288,940	$8,000,000	$23,268,692
Horizons-Watermark Center	Boston	MA	211,000	455,850	$8,000,000	$62,076,217
Altgeld Family Resource Center	Chicago	IL	40,000	252,760	$10,000,000	$28,115,001
Projects Receiving BACDE NMTC Allocations	5		618,000	2,235,020	$43,000,000	$247,470,819

Grand Total	38			16,237,840		$1,919,622,308

*Job hours figures are estimates calculated using IMPLAN, an input-output model, based on HIT and subsidiary Building America project data. The data is current as of November 7, 2019.

This document provides information about a project or projects financed by the HIT which may or may not be reflective of other financed projects or refer to an asset currently held in the HIT’s portfolio. Investors should consider the HIT’s investment objectives, risks, charges, and expenses carefully before investing. This and other information is contained in HIT’s prospectus, available at aflcio-hit.com or by calling 202-331-8055. The prospectus should be read carefully before investing.